Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Warrants, Activity 1	$ 15,719,540
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Warrants, Activity 2	0.85
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Warrants, Activity 3	$ (13,000,000)
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Warrants, Activity 4	0.45
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Warrants, Activity 5	$ (2,719,540)
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Warrants, Activity 6	2.59
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Warrants, Activity 7	$ 0
Stock Options And Share Purchase Warrants Disclosure Of Detailed Information About Warrants, Activity 8	$ 0